Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Concentrates	$ 1,292	$ 941
Current Ore stockpiles	497	1,602
Spare parts and supplies	5,370	5,593
Inventories	7,159	8,136
Long-term ore stockpiles	1,339
Gross inventories	$ 8,498	$ 8,136